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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Quarter Ended 12/31/2002

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Venture Securities Corporation
--------------------------------------------------------------------------------
Name of Institutional Investment Manager



P.O. Box 950-C 516 N. Bethlehem Pike	Spring House	PA		19477
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-05861

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Franklin A. Burke			Investment Manager		215 643-9100
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 194

Form 13F Information Table Value Total: $182,763
                                         (thousands)


List of Other Included Managers:	None

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-05861      Venture Securities Corp6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1


----------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
----------------------------------------------------------------------------------------------------------------------------------
A D C TELECOMM INC            COM    000886101      368     175,983      sole                none
ACM GOVT INCOME FUND INC      FUND   000912105      615      72,640      sole                none
AGL RESOURCES INC.            COM    001204106      586      24,100      sole                none
AK STEEL HOLDINGS CORP        COM    001547108    1,292     161,483      sole                none
AM COMMUNICATIONS             COM    001674100        6      20,702      sole                none
AOL TIME WARNER               COM    00184A105      741      56,556      sole                none
AT&T WIRELESS GROUP           COM    001957406      822     145,554      sole                none
AT&T (NEW)                    COM    001957505      537      20,556      sole                none
ABRAXAS PETE CORP             COM    003830106      577   1,030,536      sole                none
ABRAXAS PETE CORP             COM    003830106      697   1,244,204      sole                sole
ABRAXAS PETRO SENIOR CPN 11.5%CONV   003831AG9    1,914   4,253,900      sole                none
ACCLAIM ENTERTAINMENT         COM    004325205       77     116,945      sole                none
ADAPTEC INC                   COM    00651F108       87      15,340      sole                none
ADAPTEC IN SUB NOTES          CONV   00651FAC2      202     210,000      sole                none
AGERE SYSTEMS INC CL B        COM    00845V209      225  160,972.54      sole                none
AGILENT TECH INC              COM    00846U101      455      25,316      sole                none
ALBERTSONS INC                COM    013104104      330      14,834      sole                none
ALLSTATE CORP                 COM    020002101      730      19,748      sole                none
AMER ELECTRIC & PWR           COM    025537101      803      29,374      sole                none
AMERICAN EXPRESS CO           COM    025816109    2,168      61,330      sole                none
AMERICAN TOWER CORP CL A      COM    029912201       87      24,770      sole                none
APEX MORTGAGE CAPITAL REIT    COM    037564101      200      30,600      sole                none
ARMSTRONG HOLDINGS INC        COM    042384107      178     481,350      sole                none
ATCHISON CASTING CORP         COM    046613105        4      15,000      sole                none
ATMEL CORP                    COM    049513104       62      27,670      sole                none
BP PLC SPONS ADR              COM    055622104    2,123      52,227      sole                none
BMC SOFTWARE INC              COM    055921100      389      22,735      sole                none
BAXTER INTERNATIONAL          COM    071813109    1,612      57,558      sole                none
BELLSOUTH CORP                COM    079860102      333      12,855      sole                none
BERKSHIRE HATHAWAY INC        COM    084670207      247         102      sole                none
BIO TECHNOLOGY GEN CORP       COM    090578105       35      10,930      sole                none
BLACK & DECKER CORP           COM    091797100      792      18,460      sole                none
BOEING COMPANY                COM    097023105    1,871      56,704      sole                none
BRISTOL-MYERS SQUIBB          COM    110122108    4,087     176,563      sole                none
CMGI INC                      COM    125750109       17      17,450      sole                none
CMS ENERGY CORP               COM    125896100    1,067     113,022      sole                none
CVS CORP                      COM    126650100      358      14,357      sole                none
CARDINAL HEALTH INC           COM    14149Y108      462       7,812      sole                none
CATERPILLAR INC               COM    149123101    1,277      27,934      sole                none
CENDANT CORP                  COM    151313103      165      15,700      sole                none
CENTERPOINT ENERGY INC        COM    15189T107    2,702     317,924      sole                none
CHARMING SHOPPES INC          COM    161133103      145      34,756      sole                none
CHEVRON TEXACO CORP           COM    166764100      878      13,213      sole                none
CISCO SYSTEMS INC             COM    17275R102      195      14,889      sole                none
CITIGROUP INC                 COM    172967101    5,918     168,178      sole                none
COCA COLA                     COM    191216100      262       5,965      sole                none
COLGATE PALMOLIVE CO          COM    194162103      377       7,190      sole                none
COLLINS INDUSTRIES            COM    194858106    1,266     337,711      sole                none
COLLINS INDUSTRIES            COM    194858106    1,140     303,975      sole                sole
COMCAST CORP CLASS A          COM    20030N101      770      32,652      sole                none
CORNING INC                   COM    219350105    1,851     559,108      sole                none
CUMMINS INC.                  COM    231021106      574      20,415      sole                none
CYPRESS SEMICONDUCTOR         COM    232806109      180      31,475      sole                none
DEERE & CO                    COM    244199105      318       6,940      sole                none
DEL MONTE                     COM    24522P10        99      12,856      sole                none
DELL COMPUTER CORP            COM    247025109      551      20,600      sole                none
DELPHI CORP                   COM    247126105      159      19,768      sole                none
DIEBOLD INC                   COM    253651103      326       7,902      sole                none
DISNEY WALT                   COM    254687106    1,273      78,069      sole                none
DOMINION RES INC VA           COM    257470104      624      11,368      sole                none
DOW CHEMICAL CO               COM    260543103      824      27,746      sole                none
DUPONT E.I. DE NEMOURS        COM    263534109      494      11,644      sole                none
DUKE ENERGY CORP              COM    264399106      440      22,519      sole                none
DURA AUTOMOTIVE SYS INC       COM    265903104      257      25,585      sole                none
DURA AUTO SYS 7.50%           PREF   26632M201      408      23,005      sole                none
EMC CORP MASS                 COM    268648102      337      54,849      sole                none
E TRADE GROUP                 COM    269246104      304      62,650      sole                none
E*TRADE GRP INC CPN 6.000%    CONV   269246AB0      725     976,000      sole                none
EASTMAN KODAK                 COM    277461109    1,296      36,974      sole                none
EGAIN COMMUNICATIONS CORP     COM    28225C103       50     237,900      sole                none
ELAN PLC ADR                  COM    284131208       84   33,998.50      sole                none
ENCOMPASS SERVICE CORP        COM    29255U104        2     414,375      sole                none
EXELON CORP                   COM    30161N101      627      11,885      sole                none
EXIDE TECHNOLOGIES            COM    302051107       83     300,005      sole                none
EXXON MOBIL CORP              COM    30231G102    5,700     163,150      sole                none
FPL GROUP INC                 COM    302571104      782      13,000      sole                none
FANNIE MAE                    COM    313586109    1,297      20,160      sole                none
FEDERAL SIGNAL CORP           COM    313855108    1,083      55,780      sole                none
FORD MOTOR CO                 COM    345370860    1,377     148,071      sole                none
FORD CAP TR II 6.50% 1/15/07  PREF   345395206      843      20,627      sole                none
GENERAL CABLE CORP            COM    369300108       42      11,130      sole                none
GENERAL ELECTRIC CO           COM    369604103    6,674     274,078      sole                none
GENERAL MOTORS CORP           COM    370442105    1,598      43,357      sole                none
GEORGIA-PACIFIC CORP          COM    373298108      250      15,500      sole                none
GLAXOSMITHKLINE PLC           COM    37733W105    1,077      28,740      sole                none
GOAMERICA INC                 COM    38020R106        3      10,000      sole                none
GOODYEAR TIRE & RUBBER        COM    382550101      878     128,873      sole                none
HRPT PPTYS TR SBI             COM    40426W101    1,542     187,190      sole                none
HANSON TR PLC SPONS           COM    411352404      223      10,049      sole                none
HARTMARX CORP                 COM    417119104      694     284,309      sole                none
HEINZ H J CO                  COM    423074103    1,030      31,335      sole                none
HEWLETT PACKARD CO            COM    428236103    1,941     111,827      sole                none
HIGHWOOD PROPERTIES INC       COM    431284108    1,202      54,395      sole                none
HONEYWELL INT'L               COM    438516106    1,703      70,961      sole                none
ICN PHARMACEUTICALS NEW INC   COM    448924100      348      31,887      sole                none
INNOVEX INC                   COM    457647105       57      13,425      sole                none
INTEL CORP                    COM    458140100    2,567     164,843      sole                none
INTL ABSORBENTS INC           COM    45885E203      151      71,050      sole                none
IBM                           COM    459200101   #####   129,770.39      sole                none
JDS UNIPHASE CORP             COM    46612J101      316     127,801      sole                none
JP MORGAN & CHASE CO.         COM    46625H100      957      39,867      sole                none
JOHNSON & JOHNSON             COM    478160104    1,555      28,944      sole                none
K MART CORP                   COM    482584109        8      39,207      sole                none
KEANE INC                     COM    486665102      173      19,230      sole                none
KELLOGG CO                    COM    487836108      492      14,368      sole                none
KEYCORP NEW                   COM    493267108      502      19,970      sole                none
KIMBERLY CLARK CORP           COM    494368103      614      12,936      sole                none
KMART FIN I TR 7.75%          PREF   498778208      224     254,622      sole                none
KOALA CORP                    COM    499866101       21      81,000      sole                none
KORN FERRY INTL               COM    500643200      352      46,995      sole                none
LEHMAN BROS HLDGS             COM    524908100      289       5,420      sole                none
LUBRIZOL CORP                 COM    549271104      891      29,200      sole                none
LUCENT TECHNOLOGIES           COM    549463107    3,424   2,717,350      sole                none
MFS MULTIMARKET               FUND   552737108      543      91,650      sole                none
MATTEL INC                    COM    577081102      409      21,348      sole                none
MEADWESTVACO CORP             COM    583334107      349      14,125      sole                none
MERCK & CO                    COM    589331107    4,066      71,816      sole                none
MICROSOFT CORP                COM    594918104    1,753      33,909      sole                none
MIRANT CORP                   COM    604675108      120      64,339      sole                none
MORGAN STANLEY                COM    617446448      809      20,255      sole                none
MOTOROLA INC                  COM    620076109      908     104,951      sole                none
NEW PLAN EXCEL RLTY TR        COM    648053106      245      12,840      sole                none
NEWELL RUBBERMAID INC         COM    651229106      662      21,833      sole                none
NORTEL NETWORKS CORP          COM    656569102       30      18,325      sole                none
NOVELL INC                    COM    670006105       52      15,615      sole                none
OAKWOOD HOMES CORP            COM    674098207       10      22,675      sole                none
OCCIDENTAL PETROLEUM          COM    674599105    1,118      39,311      sole                none
OWENS CORNING                 COM    69073F103       54     127,906      sole                none
PNC FINANCIAL SERV GRP        COM    693475105    1,302      31,082      sole                none
PP&L RESOURCES INC            COM    693499105    1,750      50,465      sole                none
PPG INDUSTRIES                COM    693506107      237       4,730      sole                none
PARKER DRILLING CO            COM    701081101       47      21,325      sole                none
PENN-AMER GROUP INC           COM    707247102      176      19,480      sole                none
PEPCO                         COM    713291102      415      21,424      sole                none
PEPSICO INC                   COM    713448108    1,058      25,063      sole                none
PFIZER INC                    COM    717081103    3,415     111,700      sole                none
PHILADELPHIA SUBURBAN         COM    718009608      253      12,268      sole                none
PHILIP MORRIS COS             COM    718154107    2,945      72,653      sole                none
PLUM CREEK TIMBER CO INC      COM    729251108      636   26,947.50      sole                none
PRAXAIR INC                   COM    74005P104      587      10,155      sole                none
PROCTER & GAMBLE              COM    742718109    1,353      15,747      sole                none
PUB SRV ENTERPRISE            COM    744573106      329      10,261      sole                none
RAYTHEON COMPANY              COM    755111507      311      10,128      sole                none
RELIANT RESOURCES INC         COM    75952B105      768  239,904.86      sole                none
RIGHT MANAGEMENT              COM    766573109      377      28,464      sole                none
ROTONICS MFG INC              COM    778903104      103      95,100      sole                none
SBC COMMUNICATIONS            COM    78387G103      622      22,928      sole                none
SAFEWAY INC NEW               COM    786514208    7,683     328,914      sole                none
ST PAUL CO INC                COM    792860108      295       8,675      sole                none
SAN JUAN BASIN RTY TR         COM    798241105      182      13,300      sole                none
SARA LEE CORP                 COM    803111103      217       9,652      sole                none
SCHERING PLOUGH CORP          COM    806605101    1,802      81,190      sole                none
SCHLUMBERGER LTD              COM    806857108    1,121      26,624      sole                none
SEARS ROEBUCK & CO            COM    812387108      460      19,189      sole                none
SEITEL INC NEW                COM    816074306       87     158,120      sole                none
SEMPRA ENERGY                 COM    816851109      462      19,551      sole                none
SENIOR HOUSING PROP TR        COM    81721M109      120      11,328      sole                none
SHERWIN WILLIAMS CO           COM    824348106      249       8,823      sole                none
SIBONEY CORPORATION           COM    825791106        3      14,000      sole                none
SILICON GRAPHICS SR NOTES     CONV   827056AC6      464     788,000      sole                none
SMURFIT-STONE CONTAINER       COM    832727101      267      17,342      sole                none
SOURCE INTERLINK COS INC      COM    836151209      212      50,220      sole                none
SOVEREIGN BANCORP INC         COM    845905108      468      33,310      sole                none
SPRINT CORP                   COM    852061100      695      47,969      sole                none
SPRINT CORP PCS GROUP         COM    852061506    1,254     286,353      sole                none
STANDARD MANAGEMENT           COM    853612109      121      31,207      sole                none
SUBURBAN COMM BANK            COM    864379102      506      72,295      sole                none
SUN MICROSYSTEMS INC          COM    866810104       58      18,725      sole                none
TECO ENERGY INC               COM    872375100      374      24,150      sole                none
TARGET CORP                   COM    87612E106      363      12,110      sole                none
TEXTRON INC                   COM    883203101    1,483      34,500      sole                none
3M CO                         COM    88579Y101      777       6,299      sole                none
TYCO INTL LTD NEW             COM    902124106      429      25,091      sole                none
UNISYS CORP                   COM    909214108      262      26,425      sole                none
US INDS INC NEW               COM    912080108       52      19,775      sole                none
VAN KAMPEN PA QUALITY MUN TR  FUND   920924107      221      13,600      sole                none
VAN KAMPEN MUNI COM STK       FUND   920929106      244      15,400      sole                none
VAN KAMPEN BOND FD            FUND   920955101      399      21,620      sole                none
VAN KAMPEN SR INCOME          FUND   920961109      324      48,425      sole                none
VERIZON COMMUNICATIONS COM    COM    92343V104    6,765     174,569      sole                none
VIACOM INC CL B COMMON        COM    925524308    1,885      46,257      sole                none
VISTEON CORP                  COM    92839U107      312      44,785      sole                none
WACHOVIA CORP                 COM    929903102    7,710     211,581      sole                none
WAL MART STORES INC           COM    931142103      706      13,971      sole                none
WESTERN DIGITAL CORP          COM    958102105    4,331     677,813      sole                none
WEYERHAEUSER CO               COM    962166104      973      19,774      sole                none
WILLIAMS COS                  COM    969457100      749     277,462      sole                none
WYETH                         COM    983024100    1,564      41,831      sole                none
XEROX CORP                    COM    984121103      382      47,472      sole                none
ZIMMER HOLDINGS INC           COM    98956P102      235       5,666      sole                none
FOSTER WHEELER LTD            COM    G36535105      235     202,725      sole                none
LORAL SPACE & COMMUNICATIONS  COM    G56462107       13      29,840      sole                none
FLEXTRONICS INTL              COM    Y2573F102      319      38,935      sole                none
OMI CORP NEW                  COM    Y6476W104       46      11,300      sole                none

